Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2018
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Schedule of financial assets

	2017	2018
	MCh$	MCh$
Assets instruments Available-for Sale	1,526,315	—
Debt instruments at fair value through OCI	—	1,043,440
Equity instruments valued at fair value through OCI	—	9,751
Total	1,526,315	1,053,191

Schedule of instruments classified as available-for-sale

	2017	2018
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank:
Bonds issued by the Chilean Government and Central Bank	204,128	—
Promissory notes issued by the Chilean Government and Central Bank	3,346	—
Other instruments	148,894	—

Other instruments issued in Chile:
Equity instruments valued at fair value	9,218	—
Mortgage bonds from domestic banks	99,572	—
Bonds from domestic banks	5,415	—
Deposits from domestic banks	956,733	—
Bonds from other Chilean companies	14,969	—
Other instruments	83,006	—

Instruments issued by foreign institutions:
Equity instruments valued at cost	50	—
Other instruments issued abroad	984	—
Total	1,526,315	—

Schedule of breakdown of the balance under the heading "Debt instruments at fair value through OCI

	2017	2018
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank:
Bonds issued by the Chilean Government and Central Bank	—	135,145
Promissory notes issued by the Chilean Government and Central Bank	—	—
Other instruments	—	29,077

Other instruments issued in Chile:
Mortgage bonds from domestic banks	—	92,491
Bonds from domestic banks	—	5,351
Deposits from domestic banks	—	559,108
Bonds from other Chilean companies	—	6,599
Other instruments	—	107,125

Instruments issued by foreign institutions:
Other instruments	—	108,544
Total	—	1,043,440

Schedule of breakdown of the balance under the heading "Equity instruments at fair value through OCI"

	2017	2018
	MCh$	MCh$
Equity instruments issued in Chile	—	8,939
Equity instruments issued by foreign institutions	—	812
Total	—	9,751

Schedule of credit ratings of the issuers of debt instruments

	2017				2018
	Stage 1	Stage 2	Stage 3
	Individual	Individual	Individual	Total	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Debt Instrument
Investment grade	827,770	—	—	827,770	1,433,057
Non-investment grade	—	—	—	—	—
Without rating	215,670	—	—	215,670	83,006
Total	1,043,440	—	—	1,043,440	1,516,063

Schedule of change in gross carrying amount and ECL allowances

	Commercial	Mortgage	Consumer	Total
	MCh$	MCh$	MCh$	MCh$
Balance as of January 1, 2017	272,274	32,747	249,748	554,769
Charge-offs	(58,716)	(5,093)	(254,981)	(318,790)
Sales or transfers of credits	(11,595)	―	―	(11,595)
Allowances (released) established, net	19,266	4,361	247,810	271,437
Balance as of December 31, 2017	221,229	32,015	242,577	495,821
Impact adoption IFRS 9	181	1,762	71,874	73,817
Balance as of January 1, 2018	221,410	33,777	314,451	569,638
Charge-offs	(52,419)	(6,993)	(233,511)	(292,923)
Sales or transfers of credits	(958)	―	―	(958)
Allowances (released) established, net	60,831	7,546	241,244	309,621
Balance as of December 31, 2018	228,864	34,330	322,184	585,378

Schedule of unrealised gain and loss on available for sale investments

	2016	2017	2018
	MCh$	MCh$	MCh$
Net gain (loss) on financial assets before income tax (1)	(52,345)	4,775	(13,878)
Tax (expense) benefit	12,575	(1,299)	3,757
Net of tax amount (2)	(39,770)	3,476	(10,121)
(1)

As of December 31, 2016, 2017 and 2018, realized gains reclassified to the income statement line item “Net financial operating income” amounted to Ch$64,011 million, Ch$5,149 million and Ch$400 million, respectively.

This amount corresponds to the unrealized gain or loss, net of deferred tax and which are included in “Consolidated Statement of Changes in Equity”.

Debt instruments valued at fair value
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Schedule of change in gross carrying amount and ECL allowances

(b.3)  Analysis of changes in the fair value of debt instrument is, as follows:

	2018
	Stage 1	Stage 2	Stage 3
	Individual	Individual	Individual	Total
	MCh$	MCh$	MCh$	MCh$
Gross Carrying amount as at 1 January 2018	1,516,063	—	—	1,516,063
Net change on gross carrying amount*	(515,343)	—	—	(515,343)
Change in fair value	14,162	—	—	14,162
Transfer to Stage 1	—	—	—	—
Transfer to Stage 2	—	—	—	—
Transfer to Stage 3	—	—	—	—
Amounts written off	—	—	—	—
Foreign exchange adjustments	28,558	—	—	28,558
Total	1,043,440	—	—	1,043,440

* Net allowance change between assets originated and assets repaid, excluding write-offs.

(b.4)  Analysis of changes in the corresponding ECLs of debt instrument is, as follows:

	2018
	Stage 1	Stage 2	Stage 3
	Individual	Individual	Individual	Total
	MCh$	MCh$	MCh$	MCh$
ECL allowances as at 1 January 2018	5,820	—	—	5,820
Net change on ECL allowances *	(1,978)	—	—	(1,978)
Transfer to Stage 1	—	—	—	—
Transfer to Stage 2	—	—	—	—
Transfer to Stage 3	—	—	—	—
Impact on year end ECL of exposures transferred between stages during the year **	—	—	—	—
Impact of net re-measurement of year end ECL	258	—	—	258
Amounts written off	—	—	—	—
Foreign exchange adjustments	168	—	—	168
Total	4,268	—	—	4,268

* Net allowance change between assets originated and assets repaid, excluding write-offs.

** Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.